SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Schedule of key financial information of reportable segment	The following tables present revenue disaggregation and the key financial information for the six and three-month periods ended
June 30, 2026 and 2025:
For the six-month period ended June 30:

	Telecommunication and infrastructure revenue		Digital revenue		Total revenue
	2026	2025	2026	2025	2026	2025

Kyivstar	521	480	141	59	662	539

Total	521	480	141	59	662	539

	Revenue		Selling, general and administrative expenses		Adjusted EBITDA		CAPEX excl. licenses and ROU*
	2026	2025	2026	2025	2026	2025	2026	2025

Kyivstar	662	539	231	183	361	306	126	134

Total	662	539	231	183	361	306	126	134
*This includes capital expenditures on property, plant and equipment, net of advances, of US$151 (2025: US$159), intangible assets of US$43
(2025: US$33) after deducting additions in licenses of US$nil (2025: US$nil) and right-of-use assets of US$68 (2025: US$58)
For the three-month period ended June 30:

	Telecommunication and infrastructure revenue		Digital revenue		Total revenue
	2026	2025	2026	2025	2026	2025

Kyivstar	265	244	74	40	339	284

Total	265	244	74	40	339	284

	Revenue		Selling, general and administrative expenses		Adjusted EBITDA		CAPEX excl. licenses and ROU*
	2026	2025	2026	2025	2026	2025	2026	2025

Kyivstar	339	284	113	92	188	166	59	83

Total	339	284	113	92	188	166	59	83
*This includes capital expenditures on property, plant and equipment, net of advances, of US$65 (2025: US$73), intangible assets of US$20
(2025: US$25) after deducting additions in licenses of US$nil (2025: US$nil) and right-of-use assets of US$26 (2025: US$15)
Schedule of segments reconciliation of consolidated Adjusted EBITDA to Profit / (loss) before tax	The following table provides the reconciliation of Total Adjusted EBITDA to Profit before tax for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2026	2025	2026	2025
Adjusted EBITDA	361	306	188	166
Adjustments to reconcile Adjusted EBITDA to Profit before tax
Depreciation	(78)	(66)	(40)	(35)
Amortization	(44)	(29)	(24)	(16)
Impairment	(4)	(4)	(2)	(2)
Gain / (loss) on disposal of non-current asset	5	(1)	5	(1)
Finance costs	(37)	(39)	(19)	(18)
Finance income	8	11	4	4
Other non-operating loss, net	(21)	(4)	(20)	(3)
Foreign exchange gain / (loss), net	11	(13)	5	8

Profit before tax	201	161	97	103